Operating Segment Information - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 Segment
Disclosure of operating segments [line items]
Number of operating segments | Segment				2
Revenue	€ 3,115	€ 3,540	€ 10,012
Cathez [member]
Disclosure of operating segments [line items]
Revenue from sales			100
Cardiology [member]
Disclosure of operating segments [line items]
Revenue	2,399	€ 35	€ 84
Cardiology [member] | Mesoblast licence agreement [member]
Disclosure of operating segments [line items]
Revenue	€ 2,400